Financial Instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial Instruments
18. Financial Instruments
Fair value
The following table sets forth the major financial assets, measured at fair value, by level within the fair value hierarchy as of December 31, 2022 and 2023:

	Fair value measurements
	Total	Significant other observable inputs (Level 2)
	RMB	RMB
As of December 31, 2022
Short-term investments	232,152	232,152

Total	232,152	232,152

As of December 31, 2023
Short-term investments	71,848	71,848

Total	71,848	71,848

The short-term investments are comprised of investments in wealth management products issued by financial institutions. The Group estimates the fair value of investments in short-term investments using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2. The short-term investments usually have short original maturities of less than 1 year, the carrying value approximates to fair value.
During the years ended December 31, 2022 and 2023, gross unrealized gains of RMB957 and RMB848 were recorded in short-term investments, respectively.
The financial liabilities mainly comprised of the loans from NetEase Group. The rates of interest under the loan agreements from NetEase Group were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term loans and long-term
loans.
For other financial assets and liabilities that are not measured at fair value, the carrying values approximate their fair values due to short maturities or the interest rates are close to the market interest rates.